SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENTED DISCLOSURE INFORMATION
SEGMENTED DISCLOSURE INFORMATION

14.  SEGMENTED DISCLOSURE INFORMATION

The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the President and Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:

Revenue

Years ended December 31,	2018		2017
Canada	$54,372	22%	$73,261	30%
United States	88,006	36%	72,143	30%
Austria	65,523	26%	61,687	25%
Germany	24,735	10%	22,721	9%
Netherlands	8,621	3%	9,577	4%
Other Europe	6,226	3%	5,294	2%
	$247,483	100%	$244,683	100%

For the year ended December 31, 2018, revenue from Magna comprised approximately 61% (2017 — 75% ) of the Trust’s total revenue.

Investment properties

As at December 31,	2018		2017
Canada	$708,645	21%	$621,003	23%
United States	1,261,183	37%	874,499	32%
Austria	840,803	24%	780,030	28%
Germany	385,703	11%	265,734	10%
Netherlands	155,778	5%	127,807	5%
Other Europe	72,866	2%	64,495	2%
	$3,424,978	100%	$2,733,568	100%